CALAMOS® FAMILY OF FUNDS

Supplement dated March 29, 2017 to the

CALAMOS® FAMILY OF FUNDS Statement of Additional Information,

dated February 28, 2017, as supplemented on March 13, 2017

Effective March 22, 2017, Thomas E. Herman is a Vice President and Curtis Holloway is Chief Financial Officer and Treasurer of Calamos Investment Trust (the “Trust”). Accordingly, the Statement of Additional Information is hereby amended as follows:

The “Officers” section on page 28 of the Statement of Additional Information is hereby amended as follows:

Name and Year of Birth	Position(s) with Trust	Principal Occupation(s)
Thomas E. Herman (1961)	Vice President (since 2016); prior thereto Chief Financial Officer (2016-2017)	Senior Vice President and Chief Financial Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chief Financial Officer and Treasurer, Harris Associates (2010-2016)

Curtis Holloway (1967)	Chief Financial Officer (since March 2017) and Treasurer (since 2010); prior thereto Assistant Treasurer (2007-2010)	Senior Vice President, Head of Fund Administration (since 2017), Calamos Advisors; Vice President, Fund Administration (2010-2017)

The sixteenth paragraph in the “Investment Advisory Services” section beginning on page 36 of the Statement of Additional Information is deleted and replaced with the following paragraph:

Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose Class B super-majority voting shares are all owned by Calamos Partners LLC. John P. Calamos, Sr. owns a controlling interest in Calamos Family Partners, Inc., which owns Calamos Partners LLC. In connection with the formation of Calamos Partners LLC, John S. Koudounis has received profits and equity interests in Calamos Partners LLC. In addition, Mr. Koudounis has the option to purchase a controlling interest in Calamos Partners LLC upon the death or permanent disability of John P. Calamos, Sr., provided Mr. Koudounis is then serving as Chief Executive Officer of Calamos Asset Management, Inc. and Calamos Investments LLC. John P. Calamos, Sr., is an affiliated person of the Funds and Calamos Advisors by virtue of his position as Chairman, Trustee and President of the Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of Calamos Advisors. John S. Koudounis, Robert F. Behan, Thomas E. Herman, J. Christopher Jackson and Curtis Holloway are affiliated persons of the Funds and Calamos Advisors by virtue of their positions as Vice President; Vice President; Vice President; Vice President and Secretary; and Chief Financial Officer and Treasurer; of the Trust; respectively, and as Chief Executive Officer; President and Head of Global Distribution; Senior Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; and Senior Vice President, Head of Fund Administration of Calamos Advisors, respectively.

Please retain this supplement for future reference.

MFSAISPT 03/17